Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000005557 | New York State Dormitory Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005557 | South Carolina Public Service Auth.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005557 | Rhode Island Health & Ed. Building, Brown Univ.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005557 | Vermont Ed. & Health Buildings Fin. Agency, Fletcher Allen Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005557 | Maryland Stadium Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005557 | Illinois Fin. Auth., Northwestern Univ.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005557 | RIB Floater, Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005557 | Univ. of Texas, Board of Regents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005557 | Monmouth County Improvement Auth., Governmental Pooled Loan Project
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005557 | Louisiana Offshore Terminal Auth., Loop LCC Project
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005557 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000005557 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000005557 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000005557 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193189 | New York State Dormitory Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193189 | South Carolina Public Service Auth.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193189 | Rhode Island Health & Ed. Building, Brown Univ.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193189 | Vermont Ed. & Health Buildings Fin. Agency, Fletcher Allen Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193189 | Maryland Stadium Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193189 | Illinois Fin. Auth., Northwestern Univ.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193189 | RIB Floater, Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193189 | Univ. of Texas, Board of Regents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193189 | Monmouth County Improvement Auth., Governmental Pooled Loan Project
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193189 | Louisiana Offshore Terminal Auth., Loop LCC Project
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193189 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000193189 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000193189 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000193189 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%